Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following table presents information about the Company’s assets and derivative warrant liabilities that are measured at fair value on a recurring basis as of June 30, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Public Warrants	$1,322,500	$-	$-
Private Placement Warrants	$-	$-	$71,953
Forward purchase option derivative	$-	$-	$795,942

The following table presents information about the Company’s assets and derivative warrant liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

NORTHERN LIGHTS ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

Note 9 – Fair Value Measurements (Continued)

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Marketable securities held in Trust Account	$117,321,508	$-	$-

Liabilities:
Public Warrants	$2,701,925	$-	$-
Private Placement Warrants	$-	$-	$124,951

The following table presents information about the Company’s assets and derivative warrant liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Marketable securities held in Trust Account	$117,321,508	$—	$—

Warrant Liabilities:
Public Warrants	$2,701,925	$—	$—
Private Placement Warrants	$—	$—	$124,951

Schedule of Level 3 Fair Value Measurement Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the warrants as of their measurement dates:

	December 31, 2021	June 30, 2022
	(Private Warrant)	(Private Warrant)
Exercise price	$11.50	$11.50
Share price	$10.07	$10.61
Expected term (years)	5.28	5.14
Probability of Acquisition	90.0%	90.0%
Volatility	8.3%	25.0%
Risk-free rate	1.28%	3.01%
Dividend yield (per share)	0.00%	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	June 28, 2021	December 31, 2021
	(Public and Private Warrant)	(Private Warrant)
Exercise price	$11.50	$11.50
Share price	$10.00	$10.07
Expected term (years)	5.86	5.28
Probability of Acquisition	90.0%	90.0%
Volatility	14.7%	8.3%
Risk-free rate	1.04%	1.28%
Dividend yield (per share)	0.00%	0.00%

Schedule of Derivative Warrant Liabilities

The change in the fair value of the derivative warrant liabilities for the period from December 31, 2021 (inception) through June 30, 2022 is summarized as follows:

	Private Placement	Public Warrant	Warrant Liability
Fair value as of December 31, 2021	$124,951	$2,701,925	$2,826,876
Change in valuation inputs or other assumptions (1)(2)	(52,998)	(1,379,425)	(1,432,423)
Fair value as of June 30, 2022	$71,953	$1,322,500	$1,394,453

(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liability in the statement of operations.
(2)	Changes are due to the use of quoted prices in an active market (Level 1) and the use of unobservable inputs based on assessment of the assumptions (Level 3) for Public Warrants (after becoming actively traded) and Private Placement Warrants, respectively.

The change in the fair value of the derivative warrant liabilities for the period from June 28, 2021 (Initial Public Offering) through December 31, 2021 is summarized as follows:

	Private Placement	Public Warrant	Warrant Liability
Fair value as of June 28, 2021 (Initial Public Offering)	$224,474	$4,807,000	$5,031,474
Change in valuation inputs or other assumptions (1)(2)	(99,523)	(2,105,075)	(2,204,598)
Fair value as of December 31, 2021	$124,951	2,701,925	2,826,876

(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liability in the statement of operations.
(2)	Changes are due to the use of quoted prices in an active market (Level 1) and the use of unobservable inputs based on assessment of the assumptions (Level 3) for Public Warrants (after becoming actively traded) and Private Placement Warrants, respectively.

Purchase Agreement Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Level 3 Fair Value Measurement Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the forward purchase agreement option at the measurement dates:

	June 16, 2022	June 30, 2022
Share price	$10.18	$10.61
Expected term (years)	3.18	3.14
Probability of Acquisition	90.0%	90.0%
Volatility	10.6%	25.0%
Risk-free rate	3.36%	3.02%
BB bonds rate	6.92%	7.17%
C bonds rate	13.95%	14.49%